ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	$ 2,410.0		$ 2,297.5
Other comprehensive income (loss)	7.2		(55.3)
Balances, end of year	2,578.3	[1]	2,410.0
Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	208.9		266.6
Other comprehensive income (loss)	17.0		(57.7)
Balances, end of year	225.9		208.9
Net change in cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(10.5)		(6.9)
Other comprehensive income (loss)	(22.8)		(3.6)
Balances, end of year	(33.3)		(10.5)
Net changes in available-for-sale financial instruments
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	0.6		0.6
Other comprehensive income (loss)	0.0		0.0
Balances, end of year	0.6		0.6
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	199.0		260.3
Other comprehensive income (loss)	(5.8)		(61.3)
Balances, end of year	$ 193.2		$ 199.0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.